Cash and cash equivalents	12 Months Ended
Mar. 31, 2019
Cash and cash equivalents
Cash and cash equivalents

28   Cash and cash equivalents

	March 31,
	2018	2019
Cash on hand	2,511	2,859
Credit card collection in hand	209,162	390,335
Balances with bank	2,229,498	1,756,322
Cash in transit	23,902	11,498
Total	2,465,073	2,161,014

Credit card collection in hand represents the amount of collection from credit cards swiped by the customers which is outstanding as at the year end and credited to Group’s bank accounts subsequent to the year end.

At March 31, 2019, the Group had available INR 3,108  (March 31, 2018: INR 710,450) of undrawn borrowing facilities.